Annual Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 22,106	$ 42,714
Restricted cash	530	712
Amounts receivable	9,741	25,598
Inventory	47,538	61,565
Assets held for sale	7,613	0
Prepaid expenses	5,759	6,534
Total Current Assets	93,287	137,123
Other intangible assets	2,255	6,153
Inventory subject to return	12,804	0
Mine properties, plant and equipment	170,756	212,176
Vanadium assets	17,491	18,674
Deferred income tax asset	22,075	7,495
Total Non-current Assets	225,381	244,498
Total Assets	318,668	381,621
Liabilities
Current portion of lease liability	0	600
Liabilities held for sale	962	0
Accounts payable and accrued liabilities	31,270	31,439
Deferred revenue	3,889	3,553
Debt	74,780	0
Current portion of provisions	3,358	6,863
Total Current Liabilities	114,259	42,455
Lease liability	0	925
Non-current accounts payable and accrued liabilities	0	724
Long term debt	17,500	75,000
Provisions	2,043	6,718
Revenues subject to refund	13,638	0
Total Non-current Liabilities	33,181	83,367
Total Liabilities	147,440	125,822
Equity
Issued capital	412,988	412,295
Equity reserves	11,853	12,200
Accumulated other comprehensive loss	(133,527)	(98,200)
Deficit	(126,496)	(77,643)
Equity attributable to owners of the Company	164,818	248,652
Non-controlling Interest	6,410	7,147
Total Equity	171,228	255,799
Total Liabilities and Equity	$ 318,668	$ 381,621